UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Rx Capital Management LP
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Address:   156 West 56th Street
           --------------------------------------------------
           New York, NY  10019
           --------------------------------------------------

Form 13F File Number:  028-10650
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Craig Rosmarin
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     (212) 484-2115
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Craig Rosmarin              New York, NY               5-13-05
       -----------------------     ---------------------------    -----------
             [Signature]                  [City, State]             [Date]



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    58
                                                -------------

Form 13F Information Table Value Total:              $592,453
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE



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                                                      Form 13F INFORMATION TABLE

              COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------------- -------------- --------- -------- -------------------- ---------- -------- -----------------------
                                                            VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000)    PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED   NONE
--------------------------------- -------------- --------- -------- ----------- --- ---- ---------- -------- ------- -------- ------
ADEZA BIOMEDICAL CORP            COM            006864102    8,632     708,700  SH        Sole               708,700
ALKERMES INC                     COM            01642T108   13,965   1,345,400  SH        Sole             1,345,400
ALLSCRIPTS HEALTHCARE SOLUTION   COM            01988P108    6,930     484,600  SH        Sole               484,600
AMERICAN MED SYS HLDGS INC       COM            02744M108    5,219     303,800  SH        Sole               303,800
ARTHROCARE CORP                  COM            043136100    3,315     116,300  SH        Sole               116,300
BAUSCH & LOMB INC                COM            071707103   16,251     221,700  SH        Sole               221,700
BEVERLY ENTERPRISES INC          COM NEW        087851309   18,342   1,481,600  SH        Sole             1,481,600
BIOSANTE PHARMACEUTICALS INC     COM NEW        09065V203    2,631     657,800  SH        Sole               657,800
CELGENE CORP                     COM            151020104   12,394     364,000  SH        Sole               364,000
CHARLES RIV LABS INTL INC        COM            159864107   13,228     281,200  SH        Sole               281,200
CHIRON CORP                      COM            170040109    9,501     271,000  SH        Sole               271,000
CIGNA CORP                       COM            125509109   25,058     280,600  SH        Sole               280,600
COMMUNITY HEALTH SYS INC         COM NEW        203668108    7,181     205,700  SH        Sole               205,700
CYBERONICS INC                   COM            23251P102   13,105     296,700  SH        Sole               296,700
CYTYC CORP                       COM            232946103    6,606     287,100  SH        Sole               287,100
DAVITA INC                       COM            23918K108   16,171     386,400  SH        Sole               386,400
DIGENE CORP                      COM            253752109    9,213     444,000  SH        Sole               444,000
DISCOVERY LABORATORIES INC       COM NEW        254668106    1,537     273,000  SH        Sole               273,000
ECLIPSYS CORP                    COM            278856109   22,925   1,480,943  SH        Sole             1,480,943
ENDOLOGIX INC                    COM            29266S106    3,994     694,647  SH        Sole               694,647
ENZON PHARMACEUTICALS INC        COM            293904108   12,369   1,213,850  SH        Sole             1,213,850
EYETECH PHARMACEUTICALS INC      COM            302297106    4,964     180,500  SH        Sole               180,500
FIRST HORIZON PHARMACEUTICAL     COM            32051K106    6,951     411,800  SH        Sole               411,800
GEN-PROBE INC                    COM NEW        36866T103    9,246     207,500  SH        Sole               207,500
GENENTECH INC                    COM NEW        368710406   18,676     329,900  SH        Sole               329,900
GILEAD SCIENCES INC              COM            375558103    9,738     272,000  SH        Sole               272,000
GIVEN IMAGING LTD                ORD SHS        M52020100   20,388     690,400  SH        Sole               690,400
GLAXOSMITHKLINE PLC              SPONSORED ADR  37733W105    6,337     138,000  SH        Sole               138,000
ICOS CORP                        COM            449295104    2,785     124,000  SH        Sole               124,000
IMS HEALTH INC                   COM            449934108   17,571     720,400  SH        Sole               720,400
INVITROGEN CORP                  COM            46185R100   28,178     407,200  SH        Sole               407,200
ISOLAGEN INC                     COM            46488N103    2,779     441,800  SH        Sole               441,800
KINETIC CONCEPTS INC             COM NEW        49460W208   12,079     202,500  SH        Sole               202,500
KOS PHARMACEUTICALS INC          COM            500648100    6,052     145,200  SH        Sole               145,200
LIFECELL CORP                    COM            531927101    2,703     303,700  SH        Sole               303,700
MEDCO HEALTH SOLUTIONS INC       COM            58405U102    8,462     170,700  SH        Sole               170,700
MERCK & CO INC                   COM            589331107   13,680     422,600  SH        Sole               422,600
MGI PHARMA INC                   COM            552880106    6,595     261,000  SH        Sole               261,000
NABI BIOPHARMACEUTICALS          COM            629519109    6,507     521,400  SH        Sole               521,400
NEKTAR THERAPEUTICS              COM            640268108    5,579     400,200  SH        Sole               400,200
NITROMED INC                     COM            654798503    8,440     487,600  SH        Sole               487,600
NOVEN PHARMACEUTICALS INC        COM            670009109    6,787     400,200  SH        Sole               400,200
OSI PHARMACEUTICALS INC          COM            671040103    5,374     130,000  SH        Sole               130,000
PACIFICARE HEALTH SYS DEL        COM            695112102   17,725     311,400  SH        Sole               311,400
PENWEST PHARMACEUTICALS CO       COM            709754105    3,358     271,700  SH        Sole               271,700
PHARMION CORP                    COM            71715B409    7,122     245,600  SH        Sole               245,600
SALIX PHARMACEUTICALS INC        COM            795435106    6,647     403,100  SH        Sole               403,100
SAVIENT PHARMACEUTICALS INC      COM            80517Q100    3,375   1,254,500  SH        Sole             1,254,500
SCOLR PHARMA INC                 COM            78402X107    3,148     753,200  SH        Sole               753,200
SEPRACOR INC                     COM            817315104    5,919     103,100  SH        Sole               103,100
SYNERON MEDICAL LTD              ORD SHS        M87245102    6,165     193,500  SH        Sole               193,500
TEVA PHARMACEUTICAL INDS LTD     ADR            881624209    6,523     210,500  SH        Sole               210,500
THERMO ELECTRON CORP             COM            883556102   21,120     835,100  SH        Sole               835,100
UNITEDHEALTH GROUP INC           COM            91324P102   13,353     140,000  SH        Sole               140,000
VALEANT PHARMACEUTICALS INTL     COM            91911X104   11,915     529,100  SH        Sole               529,100
VENTANA MED SYS INC              COM            92276H106   30,343     810,000  SH        Sole               810,000
VISX INC DEL                     COM            92844S105   10,785     460,100  SH        Sole               460,100
WYETH                            COM            983024100    6,517     154,500  SH        Sole               154,500


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